Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ (2,337)	$ (1,380)	$ (2,998)	$ (1,392)
Experience adjustments	1		1
Return on plan assets (excluding interest based on discount rate)	1,525	227	1,843	(797)
Total remeasurements of employee benefit plans	(811)	(1,153)	(1,154)	(2,189)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	(218)	(113)	(258)	(135)
Experience adjustments	(3)	(3)	(3)	(3)
Total remeasurements of employee benefit plans	$ (221)	$ (116)	$ (261)	$ (138)